Changes in non-cash working capital (increase) decrease - Summary of Changes in Non-cash Working Capital (Increase) Decrease (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Increase Decrease In Non-cash Working Capital [line items]
Accounts receivable	$ 53	$ 12
Other current assets	6
Deferred funding asset	18	25
Accounts payable and accrued liabilities	(15)	(35)
Net changes in non cash working capital	62	2
Operating activities	68	5
Investing activities	(6)	(3)
Net changes in non cash working capital	62	2
Interest paid	20	23
Income taxes recovered	$ 0	$ 0